Derivatives and Hedging - Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Fair value of derivatives assets					$ 2
Fair value of derivatives liabilities	12		12
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged	$ (30)	$ (36)	$ (33)	$ (655)
Net realized and unrealized gain (loss), excluding the underlying foreign currency exposure being hedged			Financial expenses, net
Israeli Shekel / U.S. Dollar [Member]
Schedule of Outstanding Forward Contracts Not Designated as Hedging Instruments with Notional Amounts Equivalent [Line Items]
Israeli Shekel / U.S. Dollar			$ 849		$ 311